Income Tax (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Summary of income tax expense
Income tax expense - current
Income tax expense - deferred	327,539	305,246
Total	327,539	305,246
Australia [Member]
Summary of income tax expense
Income tax expense - current
Income tax expense - deferred	327,539	305,246
Total	327,539	305,246
USA [Member]
Summary of income tax expense
Income tax expense - current
Income tax expense - deferred
Total